Recoverable taxes (Details) - Schedule of over adherence to the annually established plan R$ in Millions	Dec. 31, 2022 BRL (R$)
Recoverable taxes (Details) - Schedule of over adherence to the annually established plan [Line Items]
Realization of the recoverable ICMS balance	R$ 1,210
Realization of the recoverable PIS and COFINS balance	587
In 1 year [Member]
Recoverable taxes (Details) - Schedule of over adherence to the annually established plan [Line Items]
Realization of the recoverable ICMS balance	543
Realization of the recoverable PIS and COFINS balance	366
From 1 to 2 years [Member]
Recoverable taxes (Details) - Schedule of over adherence to the annually established plan [Line Items]
Realization of the recoverable ICMS balance	298
Realization of the recoverable PIS and COFINS balance	221
From 2 to 3 years [Member]
Recoverable taxes (Details) - Schedule of over adherence to the annually established plan [Line Items]
Realization of the recoverable PIS and COFINS balance	93
From 3 to 4 years [Member]
Recoverable taxes (Details) - Schedule of over adherence to the annually established plan [Line Items]
Realization of the recoverable ICMS balance	77
From 4 to 5 years [Member]
Recoverable taxes (Details) - Schedule of over adherence to the annually established plan [Line Items]
Realization of the recoverable ICMS balance	61
More than 5 years [Member]
Recoverable taxes (Details) - Schedule of over adherence to the annually established plan [Line Items]
Realization of the recoverable ICMS balance	R$ 138